Risk management - Non derivative hedging instrument (Details) - Cash flow hedging - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk management
Hedging instrument at the end of the period	$ 6,265	$ 5,572	$ 4,972
Reassignment of hedging instruments	970	1,879
Realization of exports	(970)	(1,879)
Designation of new coverage	$ 693	$ 600